Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Credit ratings (Details) € in Millions, $ in Billions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 21, 2016 EUR (€)	Mar. 31, 2014
Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount	€ 29,848		€ 30,893	€ 27,070
Bonds maturing March 1, 2031 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount	€ 2,000	$ 2.5
Interest rate (as a percent)	9.00%	9.00%					8.75%
Initial nominal value	€ 2,500
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value					€ 6,000	€ 6,000